Financing receivables (Tables)	12 Months Ended
Mar. 31, 2020
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2019
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥565,603	¥—	¥565,603
Short-term secured margin loans	334,389	5,088	339,477
Inter-bank money market loans	1,699	—	1,699
Corporate loans	977,942	659,497	1,637,439

Total loans receivable	¥1,879,633	¥664,585	¥2,544,218

Total	¥1,879,633	¥664,585	¥2,544,218

	Millions of yen
	March 31, 2020
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥521,715	¥—	¥521,715
Short-term secured margin loans	296,833	8,905	305,738
Inter-bank money market loans	865	—	865
Corporate loans	1,232,851	796,236	2,029,087

Total loans receivable	¥2,052,264	¥805,141	¥2,857,405

Total	¥2,052,264	¥805,141	¥2,857,405

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for credit losses

	Millions of yen
	Year ended March 31, 2018
	Allowance for credit losses against loans				Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥968	¥—	¥473	¥1,441	¥2,110	¥3,551
Provision for credit losses	172	—	(26)	146	24	170
Charge-offs	0	—	—	0	—	0
Other (1)	—	—	(30)	(30)	(177)	(207)

Ending balance	¥1,140	¥—	¥417	¥1,557	¥1,957	¥3,514

	Millions of yen
	Year ended March 31, 2019
	Allowance for credit losses against loans				Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,140	¥—	¥417	¥1,557	¥1,957	¥3,514
Provision for credit
losses	7	364	434	805	30	835
Charge-offs	(95)	—	(0)	(95)	(102)	(197)
Other (1)	—	6	17	23	(6)	17

Ending balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169

	Millions of yen
	Year ended March 31, 2020
	Allowance for credit losses against loans				Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169
Provision for credit
losses	512	—	7,125	7,637	1,451	9,088
Charge-offs	—	—	—	—	(162)	(162)
Other (1)	—	(18)	(49)	(67)	(16)	(83)

Ending balance	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2019
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥370	¥—	¥868	¥1,238
Evaluated collectively	1,052	—	—	—	1,052

Total allowance for credit losses	¥1,052	¥370	¥—	¥868	¥2,290

Loans by impairment methodology
Evaluated individually	¥2,792	¥166,148	¥1,699	¥976,096	¥1,146,735
Evaluated collectively	562,811	168,241	—	1,846	732,898

Total loans	¥565,603	¥334,389	¥1,699	¥977,942	¥1,879,633

	Millions of yen
	March 31, 2020
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥352	¥—	¥7,944	¥8,296
Evaluated collectively	1,564	—	—	—	1,564

Total allowance for credit losses	¥1,564	¥352	¥—	¥7,944	¥9,860

Loans by impairment methodology
Evaluated individually	¥3,120	¥147,364	¥865	¥1,232,681	¥1,384,030
Evaluated collectively	518,595	149,469	—	170	668,234

Total loans	¥521,715	¥296,833	¥865	¥1,232,851	¥2,052,264

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2019
	AAA-BBB	BB-CCC	CC-D	Others (1)	Total
Secured loans at banks	¥149,048	¥127,309	¥—	¥54,545	¥330,902
Unsecured loans at banks	233,201	1,500	—	—	234,701
Short-term secured margin loans	—	—	—	334,389	334,389
Unsecured inter-bank money market loans	1,699	—	—	—	1,699
Secured corporate loans	474,305	439,156	—	4,025	917,486
Unsecured corporate loans	16,467	311	—	43,678	60,456

Total	¥874,720	¥568,276	¥—	¥436,637	¥1,879,633

	Millions of yen
	March 31, 2020
	AAA-BBB	BB-CCC	CC-D	Others (1)	Total
Secured loans at banks	¥167,886	¥169,335	¥—	¥52,392	¥389,613
Unsecured loans at banks	130,649	1,453	—	—	132,102
Short-term secured margin loans	—	—	—	296,833	296,833
Unsecured inter-bank money market loans	865	—	—	—	865
Secured corporate loans	689,801	415,742	—	17,537	1,123,080
Unsecured corporate loans	6,176	18,434	—	85,161	109,771

Total	¥995,377	¥604,964	¥—	¥451,923	¥2,052,264

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.